Auditor’s remuneration (Tables)	12 Months Ended
Dec. 31, 2018
Additional information [abstract]
Summary of auditor's remuneration

			$ million
Fees	2018	2017	2016
The audit of the company annual accounts[a]	25	26	25
The audit of accounts of subsidiaries of the company	10	11	12
Total audit	35	37	37
Audit-related assurance services[b]	4	7	7
Total audit and audit-related assurance services	39	44	44
Taxation compliance services	—	—	1
Non-audit and other assurance services	2	3	1
Total non-audit or non-audit-related assurance services	2	3	2
Services relating to BP pension plans	1	—	1
	42	47	47
[a] Fees in respect of the audit of the accounts of BP p.l.c. including the group’s consolidated financial statements.
[b] Includes interim reviews and audit of internal control over financial reporting and non-statutory audit services.